Convertible Debt - Related Party (Detail Textuals) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 01, 2018	Oct. 05, 2018	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Warrants				$ 1,297,991		$ 982,911
Derivative liability			$ 14,305,389	15,958,366	$ 11,110,567	823,037	$ 1,231,129
Convertible multi-draw credit agreement issuance costs				53,707
Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Warrants	$ 2,000,000		$ 2,000,000
Number of warrant issued	2,500,000		5,000,000
Allocation of debt on the basis of relative fair value	$ 1,684,920		$ 3,283,890
Allocation of warrant on the basis of relative fair value	315,080		716,110
Beneficial conversion feature	90,080		1,584,850
Derivative liability	$ 204,102		516,058
Convertible multi-draw credit agreement issuance costs			$ 63,007	$ 53,707
Unamortized debt discount period			3 years 7 days	3 years 9 months 4 days
Carrying value of the equity component			$ 5,550,000	$ 2,000,000
Emerald Financing
Debt Instrument [Line Items]
Derivative liability			13,356,220	$ 15,251,413	$ 10,617,442	$ 0
Emerald Financing | Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Maximum amount that can be borrowed over the life of the credit facility		$ 20,000,000
The annual stated interest rate on the debt instrument		7.00%
Maturity date		Oct. 05, 2022
Conversion price		$ 0.40
Unused portion of the credit facility		$ 18,000,000	$ 14,000,000
Warrant coverage on the debt facility		50.00%
Warrant exercise price		$ 0.50